THE 59 WALL STREET INFLATION-INDEXED SECURITIES FUND

                            PORTFOLIO OF INVESTMENTS
                                 April 30, 2001
                                   (unaudited)

 Principal
   Amount                                                                                          Value
-----------                                                                                     -----------
                CORPORATE BONDS (0.1%)
$    80,000     Unilever Capital Corp. 7.125%, 11/01/2010 (identified cost $84,367) ........    $    83,306
                                                                                                -----------
                VARIABLE FLOATING NOTES (0.9%)
                Carco Auto Loan Master Trust 1999-2 Class A1
    100,000       5.093%, 05/17/2004 .......................................................        100,035
                Chase Credit Card Master Trust 1998-5 Class A
    100,000       5.183%, 01/15/2006 .......................................................        100,193
                First USA Credit Card Master Trust 1996-6 Class A
    100,000       5.191%, 07/10/2006 .......................................................         99,970
                MBNA Master Credit Card Trust 1996-J Class A
    100,000       5.173%, 02/15/2006 .......................................................        100,198
                MBNA Master Credit Card Trust 1996-K Class A
    100,000       5.153%, 03/15/2006 .......................................................        100,124
                                                                                                -----------
                   Total Variable Floating Notes
                    (identified cost $500,237) .............................................        500,520
                                                                                                -----------
                TENNESSEE VALLEY AUTHORITY NOTES (0.6%)
    332,835     3.375%, 1/15/2007 (identified cost $323,839)* ..............................        330,485
                                                                                                -----------
                U.S. TREASURY NOTES AND BONDS (95.2%)
  7,094,933     3.375%, 1/15/2007* .........................................................      7,212,439
 13,079,209     3.625%, 1/15/2008* .........................................................     13,426,619
  9,587,661     3.625%, 4/15/2028* .........................................................      9,755,445
  8,780,320     3.625%, 7/15/2002* .........................................................      8,947,690
  5,314,034     3.875%, 1/15/2009* .........................................................      5,533,238
  9,329,119     3.875%, 4/15/2029* .........................................................      9,920,940
  1,201,486     4.250%, 1/15/2010* .........................................................      1,286,716
                                                                                                -----------
                   Total U.S. Treasury Notes and Bonds
                    (identified cost $54,683,419) ..........................................     56,083,087
                                                                                                -----------
                REPURCHASE AGREEMENTS (1.5%)
    900,000     Lehman Brothers, Inc., 4.480%, 5/01/2001
                  (Agreement dated 4/30/2001 collateralized by $829,000
                  Treasury Notes  7.50%, due 2/15/2005; $900,112
                  to be received upon maturity ) (identified cost $900,000) ................        900,000
                                                                                                -----------
TOTAL INVESTMENTS (identified cost $56,491,862) (a) ............................    98.3%        57,897,398
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES .................................     1.7          1,026,289
                                                                                   -----        -----------
NET ASSETS .....................................................................   100.0%       $58,923,687
                                                                                   =====        ===========

----------

(a) The aggregate cost for federal income tax purposes is $56,491,862, the aggregate gross unrealized appreciation is $1,406,694, and the aggregate gross unrealized depreciation is $1,158, resulting in net unrealized depreciation of $1,405,536.

*     Inflation Protected Security.

   The accompanying notes are an integral part of these financial statements.

              THE 59 WALL STREET INFLATION-INDEXED SECURITIES FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                 April 30, 2001
                                   (unaudited)

ASSETS:
   Investments in securities, at value (identified cost $56,491,862) ...   $57,897,398
   Cash and cash equivalent ............................................       100,112
   Receivables for:
      Capital Stock sold ...............................................       825,233
      Interest .........................................................       422,944
                                                                           -----------
         Total Assets ..................................................    59,245,687
                                                                           -----------

LIABILITIES:
   Payables for:
      Capital stock redeemed ...........................................        13,720
      Investments Purchased ............................................        84,372
      Dividends ........................................................       159,486
      Expense payment fee ..............................................        53,327
      Administrative fee ...............................................        11,095
                                                                           -----------
         Total Liabilities .............................................       322,000
                                                                           -----------

NET ASSETS .............................................................   $58,923,687
                                                                           ===========

   Net Assets Consist of:
      Paid-in capital ..................................................   $57,279,455
      Undistributed net investment income ..............................        17,239
      Accumulated net realized gain on investments .....................       221,457
      Net unrealized appreciation ......................................     1,405,536
                                                                           -----------

Net Assets .............................................................   $58,923,687
                                                                           ===========

NET ASSET VALUE AND OFFERING PRICE PER CLASS N SHARE
   ($58,923,687 / 5,839,835 shares) ....................................        $10.09
                                                                                ======

   The accompanying notes are an integral part of these financial statements.

              THE 59 WALL STREET INFLATION-INDEXED SECURITIES FUND

                             STATEMENT OF OPERATIONS
                     For the six months ended April 30, 2001
                                   (unaudited)

NET INVESTMENT INCOME:
Income:
   Interest                                                        $1,440,027
                                                                   ----------
Expenses:
   Expense payment fee                                                111,129
   Administrative fee                                                  20,229
                                                                   ----------
      Total Expenses                                                  131,358
                                                                   ----------
      Net Investment Income                                         1,308,669
                                                                   ----------

NET REALIZED AND UNREALIZED GAIN:
   Net realized gain on investments                                   809,617
   Net change in unrealized appreciation on investments               924,228
                                                                   ----------
      Net Realized and Unrealized Gain                              1,733,845
                                                                   ----------
   Net Increase in Net Assets Resulting from Operations            $3,042,514
                                                                   ==========

      The accompanying notes are an integral part of these financial statements.

              THE 59 WALL STREET INFLATION-INDEXED SECURITIES FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                 For the
                                                                             six months ended         For the
                                                                              April 30, 2001         year ended
                                                                                (unaudited)       October 31, 2000
                                                                             ----------------     ----------------
INCREASE (DECREASE) IN NET ASSETS:
   Operations:
      Net investment income ................................................   $ 1,308,669          $ 1,102,901
      Net realized gain on investments and foreign exchange
         transactions ......................................................       809,617              160,959
      Net change in unrealized appreciation on investments .................       924,228              598,695
                                                                               -----------          -----------
      Net increase in net assets resulting from operations .................     3,042,514            1,862,555
                                                                               -----------          -----------

   Dividends and distributions declared to Class N shareholders:
         From net investment income ........................................    (1,303,160)          (1,097,961)
                                                                               -----------          -----------

   Capital transactions:
      Net proceeds from sales of Class N capital stock .....................    29,357,210           23,802,988
      Net asset value of capital stock issued to Class N shareholders in
         reinvestment of dividends and distributions .......................       594,067              225,779
      Net cost of Class N capital stock redeemed ...........................    (4,506,925)          (4,842,039)
                                                                               -----------          -----------
         Net increase in net assets resulting from capital transactions ....    25,444,352           19,186,728
                                                                               -----------          -----------

         Total increase in net assets ......................................    27,183,706           19,951,322

NET ASSETS:
   Beginning of year .......................................................    31,739,981           11,788,659
                                                                               -----------          -----------
   End of period (including undistributed net investment income
      of $17,239 and $11,730, respectively) ................................   $58,923,687          $31,739,981
                                                                               ===========          ===========

   The accompanying notes are an integral part of these financial statements.

              THE 59 WALL STREET INFLATION-INDEXED SECURITIES FUND

                              FINANCIAL HIGHLIGHTS
             Selected per share data and ratios for a Class N share
                       outstanding throughout the period

                                                For the six
                                                months ended
                                                 April 30,                 For the years ended October 31,
                                                    2001        --------------------------------------------------------
                                                (unaudited)       2000        1999       1998         1997        1996
                                                ------------      ----        ----       ----         ----        ----
Net asset value, beginning of period .......       $ 9.63         $9.26       $9.52       $9.51       $9.67       $9.76

Income from investment operations:
   Net investment income ...................         0.30          0.60        0.48        0.45        0.48        0.55
   Net realized and unrealized gain (loss) .         0.46          0.37       (0.26)       0.01       (0.16)      (0.09)

Less dividends and distributions:
   From net investment income ..............        (0.30)        (0.60)      (0.48)      (0.45)      (0.48)      (0.55)
                                                    -----         -----       -----       -----       -----       -----

Net asset value, end of period .............       $10.09         $9.63       $9.26       $9.52       $9.51       $9.67
                                                   ======         =====       =====       =====       =====       =====

Total return1 ..............................         7.97%        10.83%       2.43%       4.98%       3.40%       4.88%

Ratios/Supplemental data:
   Net assets, end of period (000's omitted)      $58,924       $31,740     $11,789     $12,594     $13,744     $16,821
   Expenses as a percentage of average
      net assets1 ..........................         0.65%2        0.65%       0.65%       0.65%       0.73%       0.85%
   Ratio of net investment income to average
      net assets ...........................         6.47%2        6.25%       5.14%       4.48%       4.99%       5.73%

   Portfolio turnover rate .................          305%          327%        899%        305%        372%        114%

----------
1  Had the expense payment agreement not been in place, the ratio of expenses to average net assets and total return would have been as follows:

   Ratio of expenses to average
      net assets                                     1.05%2        1.19%       1.19%       1.15%       1.24%       1.40%
   Total return                                      7.77%        10.29%       1.89%       4.45%       2.89%       4.33%

   Furthermore, the ratio of expenses to average net assets for the six months ended April 30, 2001 and the years ended October 31, 2000, 1999, 1998, 1997, and 1996, reflects fees paid with brokerage commissions and fees reduced in connection with specific agreements. Had these arrangements not been in place, the ratio would have been 1.06%, 1.20%, 1.20%, 1.15%, 1.26%,and 1.42%, respectively.

2  Annualized.

   The accompanying notes are an integral part of these financial statements.

              THE 59 WALL STREET INFLATION-INDEXED SECURITIES FUND

                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)

      1. Organization and Significant Accounting Policies. The 59 Wall Street Inflation-Indexed Securities Fund (formerly The 59 Wall Street Short/Intermediate Fixed Income Fund) (the "Fund") is a separate diversified series of The 59 Wall Street Fund, Inc. (the "Corporation") which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on July 23, 1992. Effective March 1, 1997, the Fund changed its name to The 59 Wall Street Inflation-Indexed Securities Fund. On February 20, 2001, the Fund's Board of Directors reclassified the Fund's outstanding shares as "Class N", and established a new class of shares designated as "Class I". As of April 30, 2001, there were no Class I shares outstanding.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, use of which has been approved by the Board of Directors. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

            Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Corporation's Board of Directors. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Board of Directors.

            B. Accounting for Investments. Investment transactions are accounted for on the trade date. Realized gains and losses, if any, from investment transactions are determined on the basis of identified cost. Interest income is accrued daily and consists of interest accrued, discount earned (including both original issue and market discount) and premium amortization on the investments of the Fund.

            C. Federal Income Taxes. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Internal Revenue Code which may differ from accounting principles generally accepted in the United States of America, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to tax differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards. These differences may result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net investment income or net realized gains. These distributions do not constitute a return of capital. Permanent differences are reclassified on the

              THE 59 WALL STREET INFLATION-INDEXED SECURITIES FUND

                                   (unaudited)

      statement of assets and liabilities based upon their tax classifications. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

            D. Forward Foreign Currency Exchange  Contracts.  The Fund may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund has to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Fund has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the funds are determined using forward currency exchange rates supplied by a quotation service.

            E. Dividends and Distributions to Shareholders. Dividends to shareholders from net investment income are paid monthly and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are paid annually and are recorded on the ex-dividend date.

      2. Transactions with Affiliates.

      Investment Advisory Fee. The Corporation has an investment advisory agreement with Brown Brothers Harriman (the "Adviser") for which the Adviser receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets.

      Administrative Fee. The Corporation has an administration agreement with Brown Brothers Harriman (the "Administrator") for which the Administrator receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.10% of the Fund's average daily net assets. The Administrator has a sub-administration services agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to the Administrator. For the six months ended April 30, 2001, the Fund incurred $20,229 for administrative services.

      Custody Fee. The Corporation has a custody agreement with Brown Brothers Harriman (the "Custodian") for which the Custodian receives a fee calculated and paid monthly. Custody fees for the Fund were reduced by $999 as a result of an expense offset arrangement with the Fund's custodian.

      Shareholder Servicing/Eligible Institution Agreement. The Corporation has a shareholder servicing agreement and an eligible institution agreement with Brown Brothers Harriman for which Brown Brothers Harriman receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of Class N shares' average daily net assets.

      Expense Payment Fee. 59 Wall Street Administrators, Inc. pays certain expenses of the Fund and receives a fee from the Fund, computed and paid monthly, such that after such fee the aggregate expenses will not exceed 0.65% of Class N shares' average daily net assets. Prior to March 1, 1997, under an agreement dated February 22, 1995, 59 Wall Street Administrators, Inc. received a fee from the Fund such that after such payment the aggregate expenses of the Fund did not exceed an agreed annual rate of 0.85% of the average daily net assets of the fund. For the six months ended April 30, 2001, 59 Wall Street Administrators, Inc. incurred $191,206 in expenses,

              THE 59 WALL STREET INFLATION-INDEXED SECURITIES FUND

                                   (unaudited)

including investment advisory fees of $50,573 and shareholder servicing/eligible institution fees of $50,573 and custody fees of $18,427 paid to Brown Brothers Harriman on behalf of the fund. The Fund's expense payment fee agreement will terminate on October 31, 2002.

      3. Investment Transactions. For the six months ended April 30, 2001, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $115,935,004 and $88,823,259, respectively.

      4. Capital Stock. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 25,000,000 shares have been classified as Class N shares of the Fund and 25,000,000 shares have been classified as Class I shares of the Fund. There have been no transactions in Class I shares of capital stock as of April 30, 2001. Transactions in Class N shares of capital stock were as follows:

                                          For the six months     For the year
                                            ended April 30,    ended October 31,
                                                 2001                2000
                                          ------------------   -----------------
Capital stock sold ....................       2,935,691            2,515,024
Capital stock issued in connection
   with reinvestment of dividends .....          59,701               23,830
Capital stock redeemed ................        (452,671)            (514,844)
                                              ---------            ---------
Net Increase ..........................       2,542,721            2,024,010
                                              =========            =========

      5. Federal Income Tax Status. At October 31, 2000, the Fund for federal income taxes purposes, has a capital loss carryforward of $522,000, which may be applied against any net taxable realized gain of each succeeding year until the earlier of its utilization or expiration on October 31, 2007.

The 59 Wall Street Fund, Inc.

Investment Adviser and
  Administrator
Brown Brothers Harriman
59 Wall Street
New York, New York 10005

Distributor
59 Wall Street Distributors, Inc.
21 Milk Street
Boston, Massachusetts 02109

Shareholder Servicing Agent
Brown Brothers Harriman
59 Wall Street
New York, New York 10005
(800) 625-5759

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

                        Inflation-Indexed Securities Fund

                               SEMI-ANNUAL REPORT
                                 April 30, 2001